Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Noncurrent Assets Held for Sale
8. NONCURRENT ASSETS HELD FOR SALE

	December 31
	2019	2020
	US$	US$
Assets held for sale	10,405	11,124

	10,405	11,124

The Company vacated from premises in an office building located in Shanghai, China and in 2018 took actions to sell this property. The sale plan met all of the held-for-sale
criteria in accordance with ASC 360 — Property, Plant and Equipment and accordingly, in 2018, the property was reclassified to noncurrent assets held for sale. Assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell. Assets held for sale are no longer amortized or depreciated. The Company has continues to actively market the asset according to reasonable valuation benchmarks.